MEZZANINE EQUITY (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
MEZZANINE EQUITY [Line Item]
Estimated redemption value			$ 4,211
Accretion charge recorded as net income attributable to the mezzanine classified non-controlling interest			1,697	$ 251
Payment to redeem the ordinary shares			1,304	$ 15,726
FL Mobile Inc. [Member]
MEZZANINE EQUITY [Line Item]
Ownership		0.91%
Aggregate consideration received for issuance of subsidiary's shares	$ 21,603
Period after closing date used to calculate market capitalization of subsidiary		12 months
Expiration term of put option after the first anniversary of the closing date		3 months
Number of shareholders who redeem their equity interests		2
FL Mobile Inc. [Member] | Maximum [Member]
MEZZANINE EQUITY [Line Item]
Option to sell equity interest to other third party investors	2.13%
FL Mobile Inc. [Member] | Bison Mobile Limited [Member]
MEZZANINE EQUITY [Line Item]
Ownership	4.94%
FL Mobile Inc. [Member] | Bison Mobile Limited [Member] | Maximum [Member]
MEZZANINE EQUITY [Line Item]
Ownership	3.75%
FL Mobile Inc. [Member] | Bison Mobile Limited and Treasure Getter Limited [Member]
MEZZANINE EQUITY [Line Item]
Payment to redeem the ordinary shares			$ 17,753